UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2011
                                               ------------------

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SteelPath Fund Advisors, LLC
         ------------------------------------------------------
Address: 2100 McKinney Ave, Suite 1401
         ------------------------------------------------------
         Dallas, TX 75201
         ------------------------------------------------------

Form 13F File Number: 28-________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    James McCain
         ------------------------------------------------------
Title:   CCO
         ------------------------------------------------------
Phone:   214-740-6054
         ------------------------------------------------------


Signature, Place, and Date of Signing:

/s/ James McCain                     Dallas, TX                  02/07/2012
---------------------------    -----------------------        ------------------
[Signature]                         [City, State]                  [Date]

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number       Name

28-_________               SteelPath Capital Management, LLC

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           1

Form 13F Information Table Entry Total:      50

Form 13F Information Table Value Total:      $1,994,432
                                             ----------
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries]

No.  Form 13F File Number   Name

1    28-_________________   SteelPath Capital Management, LLC

[Repeat as necessary.]

                         Title of              Value        SHRS or                       Investment    Other     Voting Authority
Name of Issuer           Class      CUSIP      (x$1000)     PRN AMT---SH/PRN--PUT/CALL    Discretion    Manager  Sole--Shared---None
------------------------------------------------------------------------------------------------------------------------------------
Alliance Holdings GP
  LP                      US EQUITY  01861G100  $  12,373.16   238037.0                      YES        1             238037.0
American Midstream
  Partners LP             US EQUITY  02752P100  $   6,208.02   341663.0                      YES        1             341663.0
Alliance Resource
  Partners LP             US EQUITY  01877R108  $  14,931.06   197553.0                      YES        1             197553.0
Buckeye Partners LP       US EQUITY  118230101  $ 128,404.72  2006951.0                      YES        1            2006951.0
Boardwalk Pipeline
  Partners LP             US EQUITY  096627104  $  26,941.86   973685.0                      YES        1             973685.0
Chesapeake Midstream
  Partners LP             US EQUITY  16524K108  $  17,959.96   619309.0                      YES        1             619309.0
Copano Energy LLC         US EQUITY  217202100  $  28,123.93   822337.0                      YES        1             822337.0
DCP Midstream
  Partners LP             US EQUITY  23311P100  $  19,011.92   400504.0                      YES        1             400504.0
Enbridge Energy
 Partners LP              US EQUITY  29250R106  $ 107,342.24  3234174.0                      YES        1            3234174.0
El Paso Pipeline
  Partners LP             US EQUITY  283702108  $  91,119.77  2631998.0                      YES        1            2631998.0
Enterprise Products
  Partners LP             US EQUITY  293792107  $ 128,356.57  2767498.3                      YES        1            2767498.3
Energy Transfer
  Equity LP               US EQUITY  29273V100  $  68,971.43  1699641.0                      YES        1            1699641.0
Energy Transfer
  Partners LP             US EQUITY  29273R109  $  26,263.02   572803.0                      YES        1             572803.0
EV Energy Partners LP     US EQUITY  26926V107  $  16,566.47   251388.0                      YES        1             251388.0
Exterran Partners LP      US EQUITY  30225N105  $  23,375.61  1160080.0                      YES        1            1160080.0
Ferrellgas Partners LP    US EQUITY  315293100  $  16,098.85   848648.0                      YES        1             848648.0
Genesis Energy LP         US EQUITY  371927104  $  49,173.72  1753699.0                      YES        1            1753699.0
Global Partners LP        US EQUITY  37946R109  $  31,742.60  1451422.0                      YES        1            1451422.0
Compressco Partners LP    US EQUITY  20467A101  $  10,869.54   724636.0                      YES        1             724636.0
Holly Energy
  Partners LP             US EQUITY  435763107  $  98,932.14  1839571.3                      YES        1            1839571.3
Kinder Morgan Energy
  Partners LP             US EQUITY  494550106  $   8,870.48   104420.0                      YES        1             104420.0
Linn Energy LLC           US EQUITY  536020100  $   4,917.91   129726.0                      YES        1             129726.0
Martin Midstream
  Partners LP             US EQUITY  573331105  $  15,037.31   436560.0                      YES        1             436560.0
Magellan Midstream
  Partners LP             US EQUITY  559080106  $  74,882.68  1087146.9                      YES        1            1087146.9
MarkWest Energy
  Partners LP             US EQUITY  570759100  $  81,968.26  1488708.0                      YES        1            1488708.0
Targa Resources
  Partners LP             US EQUITY  87611X105  $  31,248.28   838205.0                      YES        1             838205.0
Niska Gas Storage
  Partners LLC            US EQUITY  654678101  $     227.18    25555.0                      YES        1              25555.0
Inergy Midstream LP       US EQUITY  45671U106  $  13,184.65   695760.0                      YES        1             695760.0
Inergy LP                 US EQUITY  456615103  $  20,478.27   838586.0                      YES        1             838586.0
Natural Resource
  Partners LP             US EQUITY  63900P103  $   8,438.56   311271.0                      YES        1             311271.0
NuStar Energy LP          US EQUITY  67058H102  $ 100,040.04  1765620.2                      YES        1            1765620.2
NuStar GP Holdings LLC    US EQUITY  67059L102  $  15,668.30   471227.0                      YES        1             471227.0
Oiltanking Partners LP    US EQUITY  678049107  $  18,384.06   658455.0                      YES        1             658455.0
ONEOK Partners LP         US EQUITY  68268N103  $ 103,020.39  1784211.9                      YES        1            1784211.9
Oxford Resource
  Partners LP             US EQUITY  691807101  $   1,318.94    87754.0                      YES        1              87754.0
Plains All American
  Pipeline LP             US EQUITY  726503105  $ 117,699.05  1602437.7                      YES        1            1602437.7
PAA Natural Gas
  Storage LP              US EQUITY  693139107  $     895.67    47769.0                      YES        1              47769.0
Regency Energy
  Partners LP             US EQUITY  75885Y107  $  78,229.50  3146802.0                      YES        1            3146802.0
Rhino Resource
  Partners LP             US EQUITY  76218Y103  $   2,906.95   150619.0                      YES        1             150619.0
Spectra Energy
  Partners LP             US EQUITY  84756N109  $  58,293.13  1823940.1                      YES        1            1823940.1
Suburban Propane
  Partners LP             US EQUITY  864482104  $  10,595.56   222549.0                      YES        1             222549.0
Sunoco Logistics
  Partners LP             US EQUITY  86764L108  $  74,772.81  1897787.0                      YES        1            1897787.0
TC Pipelines LP           US EQUITY  87233Q108  $  79,366.99  1673350.0                      YES        1            1673350.0
Teekay LNG
  Partners LP             US EQUITY  Y8564M105  $  35,246.71  1062608.0                      YES        1            1062608.0
TransMontaigne
  Partners LP             US EQUITY  89376V100  $  33,268.37   990130.0                      YES        1             990130.0
Tesoro Logistics LP       US EQUITY  88160T107  $  12,621.85   383643.0                      YES        1             383643.0
Targa Resources Corp.     US EQUITY  87612G101  $   3,841.05    94398.0                      YES        1              94398.0
Western Gas
  Partners LP             US EQUITY  958254104  $  36,118.88   875185.0                      YES        1             875185.0
The Williams
  Cos., Inc.              US EQUITY  969457100  $   2,759.14   102329.0                      YES        1             102329.0
Williams Partners LP      US EQUITY  96950F104  $  27,364.98   456159.0                      YES        1             456159.0